Commitments and contingencies (Narrative) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Canada [Member]
Statements [Line Items]
Capital commitments	$ 37,476
Canada [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	32,709
Peru [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	31,918
Rosemont project in Arizona [Member]
Statements [Line Items]
Capital commitments	180,441
Rosemont project in Arizona [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	$ 87,928